INFORMATION BY BUSINESS SEGMENT (Tables)	12 Months Ended
Dec. 31, 2023
INFORMATION BY BUSINESS SEGMENT
Schedule of Interest income and expense per segment

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third Parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and Amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Other expenses	(882,896)	(14,333,365)	(7,867,870)	575,837	(22,508,294)
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Income before financial result	(809,839)	4,095,939	7,239,246	—	11,017,128
Financial Result					(12,002,121)
Income from equity interest					2,062,090
Other income and expenses					651,280
Current and deferred income tax and social contribution					2,998,498
Net income from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net income for the year					4,394,861

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating expenses	(4,660,501)	(14,730,658)	(10,443,295)	559,147	(29,275,307)
Depreciation and Amortization	(11,197)	(2,353,916)	(325,155)	—	(2,690,268)
Other expenses	(4,649,304)	(12,376,742)	(10,118,140)	559,147	(26,585,039)
Regulatory remeasurements - Transmission contracts	—	—	365,178	—	365,178
Income before financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial Result					(4,373,595)
Income from equity interest					2,369,777
Other income and expenses					186,924
Current and deferred income tax and social contribution					(695,613)
Net income from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net income for the year					3,638,382

	12/31/2021
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	1,366,364	17,994,908	15,713,987	(448,425)	34,626,834
Intersegments	18,989	222,010	207,426	(448,425)	—
Third Parties	1,347,375	17,772,898	15,506,561	—	34,626,834
Operating expenses	(14,437,255)	(9,578,850)	(6,134,611)	448,425	(29,702,291)
Depreciation and Amortization	(11,860)	(1,337,709)	(93,716)	—	(1,443,285)
Other expenses	(14,425,395)	(8,241,141)	(6,040,895)	448,425	(28,259,006)
Regulatory remeasurements - Transmission contracts	—	—	4,858,744	—	4,858,744
Income before financial result	(13,070,891)	8,416,058	14,438,120	—	9,783,287
Financial Result					(1,441,954)
Income from equity interest					1,507,418
Other income and expenses					1,210,754
Current and deferred income tax and social contribution					(5,260,642)
Net income from continuing operations					5,798,863

Net profit from discontinued operations					(85,230)

Net income for the year					5,713,633

Schedule of revenue from external customers by segment

	12/31/2023				12/31/2022				12/31/2021
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribuition companies	—	17,030,455	—	17,030,455	—	14,104,623	—	14,104,623	—	11,836,975	—	11,836,975
Power supply for end consumers	—	3,853,830	—	3,853,830	—	3,925,510	—	3,925,510	—	3,334,527	—	3,334,527
CCEE	—	1,680,285	—	1,680,285	17,708	1,141,450	—	1,159,158	1,426,062	1,664,038	—	3,090,100
O&M revenue	—	4,052,072	7,335,165	11,387,237	—	4,676,630	6,379,321	11,055,951	—	4,220,474	5,967,866	10,188,340
Construction revenue	—	—	2,960,792	2,960,792	—	7,324	1,494,307	1,501,631	—	82,205	1,535,840	1,618,045
Financial effect of Itaipu	—	—	—	—	287,610	—	—	287,610	65,831	—	—	65,831
Contract revenue	—	—	7,136,080	7,136,080	—	—	7,901,256	7,901,256	—	—	9,946,627	9,946,627
Other operating revenue	115,371	(104,270)	415,326	426,427	222,037	173,774	706,006	1,101,817	146,312	462,762	316,381	925,455
Deductions Operating revenues	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)	(271,841)	(3,847,074)	(2,260,151)	(6,379,066)
	110,270	22,133,561	14,915,077	37,158,908	379,988	20,007,239	13,687,006	34,074,233	1,366,364	17,753,907	15,506,563	34,626,834

Schedule of additions to non-current assets by segment

	12/31/2023				12/31/2022
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	635,911	79,001,867	228,463	79,866,241	648,677	79,250,508	81,396	79,980,581
Contractual asset	—	—	50,052,912	50,052,912	—	—	51,703,084	51,703,084
Fixed Assets	1,899,516	33,905,905	—	35,805,421	1,748,211	32,991,494	—	34,739,705
	2,535,427	112,907,772	50,281,375	165,724,574	2,396,888	112,242,002	51,784,480	166,423,370